ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1. ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the “Company”) and its subsidiaries, consolidated variable interest entity (the “VIE”) and subsidiaries of the VIE, which are collectively referred to as the “Group”. The Company was incorporated under the laws of the Cayman Islands on November 27, 2007.

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, and the provision of management services to hospitals. Starting April 2015, the Group is also engaged in hospital operations as a result of the acquisition of Concord Healthcare Singapore Pte. Ltd. (note 4).

(a) As of December 31, 2017, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Entities	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd. (“Aohua Technology ”)	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“Shanghai Medstar”)	March 21, 2003	PRC	99%	Leasing of medical equipment and provision of management services
Beijing MeizhongJiahe Hospital Management Co., Ltd.(“MHM”)*	July 23, 2008	PRC	85.34%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Concord Medical Technology Limited(“Tianjin Concord Medical”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“Guangzhou Concord Cancer Hospital”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)**	June 03, 2013	Hong Kong	85.71%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding
Shenzhen Concord Medical Investment Limited (“SZ CMS”)	January 10, 2014	PRC	100%	Investment holding
Shanghai Concord Oncology Hospital Limited (“SHC”)	March 17, 2014	PRC	90%	Group’s medical treatment and service business
Global Medical Imaging (HongKong) Limited. (“GMI”)	May 26, 2014	Hong Kong	100%	Investment holding
Datong MeizhongJiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	100%	Group’s medical treatment and service business

Wuxi Concord Medical Development Ltd.("Wuxi Concord”)	December 29, 2015	PRC	100%	Group’s medical treatment and service business
Concord Hospital Management Group Ltd.(HK) (“CHMG”)	July 7, 2015	Hong Kong	100%	Group’s medical treatment and service business
Beijing Concord Medical Technology Ltd.	January 4, 2016	PRC	100%	Provision of management services
Taizhou Concord Leasing Ltd.	April 20, 2016	PRC	100%	Group’s medical treatment and service business

VIE
Zhongrong Internation Growth Fund SPC-ZR ConcordHealthcare Investment Fund SP (“SP”)	November 2016	Cayman Islands	25%	Investment holding

Subsidiaries of VIE
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April1, 2015	Singapore	100%	Group’s medical treatment and service business

*       On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group’s existing network.

On September 29, 2016, MHM completed its first round private offering of additional 926,000 ordinary shares to five institutional investors with a consideration of RMB41,670 (US$ 6,002), among which one investor thereafter transferred all the shares acquired back to the Group in the secondary market. In November 2016, the Group transferred 1,483,000 ordinary shares to and bought 10,000 ordinary shares from other existing shareholders in the secondary market. On December 30, 2016, MHM completed its second round private offering of additional 6,666,666 ordinary shares to two new institutional investors with a consideration of RMB100,000 (US$ 14,403). After the completion of all transactions mentioned above, the Group ultimately holds 85.34% equity interest in MHM.

**     On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015.  As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).

On December 29, 2015, the Group set up Wuxi Concord Medical Development Ltd. for the purpose to develop Group’s medical treatment and service business.

On January 4, 2016, the Group set up Beijing Concord Medical Technology Ltd. for the purpose to provision of management services.

On January 27, 2016, the Group acquired 100% equity interest in Beijing Century Friendship and additional 55% equity interest in BPMC and ultimately hold 80% equity interest in BPMC.

On March 30 and April 20, 2016, the Group set up Shanghai Taifeng Medical Technology Ltd and Taizhou Concord Leasing Ltd. for the purpose to develop Group’s medical treatment and service business.

On September 26, 2016, Shanghai Medstar introduced a new shareholder called Shanghai Huifu Technology Development Co., Ltd. (“Shanghai Huifu”). After this process, the equity interest in Shanghai Medstar owned by the Group changed from 100% to 99%.

(b) Establishment of Onshore Fund and Offshore Fund

In November 2016, the Company entered into a framework agreement with Zhongrong Guofu Investment Management Company Limited (“ZR Guofu”) to establish an onshore fund, namely SP, for the purpose of acquiring several hospital businesses of the Company, including 100% shares of CHS through China Medstar, 70% shares of Guangzhou Concord Cancer Hospital through CMS Holdings and 59.51% shares of PTC-Houston Management, LP (“PTC”) through Proton (BVI), collectively the “CCM Hospital Business” ZR Guofu will provide management and consultation services on the funds and the Group will continue to manage the CCM Hospital Businesses. ZR Guofu subscribes Class A shares of SP with a consideration of RMB521,396, while the Group subscribes Class B shares of the SP using 1) creditor’s rights of RMB166,299 due from CCM Hospital Business and 2) RMB7,500 cash as consideration. During the year ended December 31, 2016, the Group and ZR Guofu had injected RMB7,500 and RMB521,396, respectively, into the SP which was then granted as loans to the CCM Hospital Business.

In addition, the Group and ZR Guofu established an onshore fund, namely Guofu Huimei Investment Management Limited Partnership (“Guofu Huimei”). The registered capital of Guofu Huimei is RMB1,009,000, of which RMB746,001and RMB262,999 were subscribed by ZR Guofu and the Group, for 73.93% and 26.07% equity interest, respectively. General partners of the Guofu Huimei are Shanghai Medstar and ZR Guofu. During the year of 2016, the Group has injected RMB174,000 into Guofu Huimei.

As of December 31, 2016, SP has been established but changes of registration of shareholders and the articles of association of the CCM Hospital Businesses were still in process. As a result, the cash injected by the Group to the SP and Guofu Huimei amounting to RMB181,500 was recorded as “prepayment for long-term investments” under non-current assets and the loans received by the CCM Hospital Business amounted to RMB528,896 was recorded as “advances from long-term investment” under non-current liabilities in the consolidated balance sheet as of December 31, 2016. In addition, the Group has prepaid RMB53,141 to ZR Guofu for the interest expense and consultation expense as of December 31, 2016 which was recorded in “prepayments and other current assets” on the consolidated balance sheet.

In April 2017, the change in register members of Proton (BVI) and China Medstar to SP was completed.

Further in April 2017, the Group and ZR Guofu entered into a supplemental contract to the framework agreement, pursuant to which, Guofu Huimei will be used as the platform to invest and provide loans to some domestic entities engaging in hospital business. During 2017, Guofu Huimei acquired 78.31% equity interest of Beijing Century Friendship Science & Technology Development Co., Ltd. ("Beijing Century Friendship”) which holds 55% equity interest of BPMC at consideration of RMB388,500 (US$59,711), 54.8% equity interest of Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd. (“ProMed”) at consideration of RMB182,000 (USD$27,973), 28.77% equity interest of Tianjin Jiatai Entity Management limited Partnership (“Tianjin Jiatai”) at consideration of RMB106,500 (US$16,369) and established Shanghai Rongchi Medical Management Limited (“SH Rongchi”) with share capital of RMB695,305 (US$106,866). Guofu Huimei also provided loans of RMB17,900 (USD$2,751) to ProMed and loans of RMB300,000 (US$46,109) to Guangzhou Concord Cancer Hospital. The profit or loss of these domestic entities engaging in hospital business is shared proportionally among investors based on the percentage of their respective subscribed share capital.

Pursuant to the supplemental contract, the 75% equity interest in SP held by the ZR Guofu is contractually required to be repurchased by the Group at the end of four years from the establishment of SP at a consideration equivalent to the investment cost of RMB521,396. ZR Guofu is also entitled to an annual premium at 15% for its capital contribution of RMB521,396 in SP in the form of interest expense and consultation expense. In addition, the Group’s share in Beijing Century Friendship (note 14), certain construction in progress (note 9) and certain prepaid land lease payments (note 10) are pledged to secure the capital contribution from ZR Guofu.

On December 20, 2017, the Company repaid a loan with principal of RMB97,106 (US$14,925) to ZR Guofu, and repurchased 100% equity interest of CMS Holdings at a consideration of US$1. Upon completion, the shares in CMS Holdings was pledged to ZR Guofu by the Company.

The offshore fund SP is determined as a variable interest entity as the cash injection from ZR Guofu of RMB521,396 was not equity at risk. As the Company maintains the power to direct the activities that most significantly affect SP’s economic performances through supplemental contracts agreed terms and absorbs the expected losses of SP, the Company is the primary beneficiary of SP and consolidates SP and its subsidiaries under by ASC 810-10 Consolidation: Overall.

The 75% equity interest held by the ZR Guofu in SP is accounted for as a liability recorded as “Mandatorily redeemable noncontrolling interests” in the Company’s consolidated balance sheets as a result of the mandatory redemption feature and is carried at the redemption value at the end of each reporting date as determined in accordance with the contract terms from the day of on which control is transferred to the Company. The 15% annual premium is accrued as an interest expense and consultation expense during each reporting period.  As of December 31, 2017, the balance of mandatorily redeemable noncontrolling interest was RMB396,281 (US$60,907).

The onshore fund Guofu Huimei is not a variable interest entity. The Company does not control but can exercise significant influence over Guofu Huimei and thus recorded Guifu Huimei as an investment under equity method (note 14).

Creditors of the VIE and its subsidiaries have no recourse to the general credit of the primary beneficiaries of the VIE and its subsidiaries, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIE and its subsidiaries operate the hospital business are recognized in the Company’s consolidated financial statements. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIE and its subsidiaries during the periods presented.

The following tables represent the financial information of the VIE and its subsidiaries as of December 31, 2017 and for the years ended December 31, 2017 before eliminating the intercompany balances and transactions between the VIE and its subsidiaries and other entities within the Group:

	As at December 31,
	2017	2017
	RMB	US$
ASSETS
Current assets:
Cash	13,161	2,023
Restricted cash, current portion	42	6
Accounts receivable (net of allowance of RMB73 (US$11) as of December 31, 2017)	3,985	612
Inventories	1,399	215
Prepayments and other current assets	1,988	306
Total current assets	20,575	3,162

Non-current assets:
Property, plant and equipment, net	279,240	42,918
Intangible assets, net	202	31
Deposits for non-current assets	172	26
Equity method investments	195,040	29,977
Other non-current assets	481	74
Total non-current assets	475,135	73,026

Total assets	495,710	76,188

	As at December 31,
	2017	2017
	RMB	US$
Current liabilities:
Accounts payable	1,978	304
Accrued expenses and other liabilities	21,321	3,277
Amount due to inter-companies*	54,563	8,386
Total current liabilities	77,862	11,967

Non-current liabilities:
Deferred tax liabilities	8,316	1,278
Mandatorily redeemable noncontrolling interests	396,281	60,907
Total non-current liabilities	404,597	62,185

Total liabilities	482,459	74,152

*         Amount due to inter-companies represented payable balances of VIE and its subsidiaries due to other subsidiaries within the Group.

	As at December 31,
	2017	2017
	RMB	US$
Net revenues	28,673	4,407
Net loss	(141,188)	(21,700)

	As at December 31,
	2017	2017
	RMB	US$
Net cash used in operating activities	(54,113)	(8,317)
Net cash used in investing activities	(5,582)	(858)
Net cash generated from financing activities	56,787	8,728
Exchange rate effect on cash, net	748	115
Decrease in cash and cash equivalents	(2,160)	(332)